Related Party Transactions	12 Months Ended
Dec. 31, 2016
Notes to Consolidated Financial Statements [Abstract]
Related Party Transactions

2. Related Party Transactions

Fresenius SE is the Company’s largest shareholder and owns 30,82% of the Company’s outstanding shares, excluding treasury shares held by the Company, at December 31, 2016. The Company has entered into certain arrangements for services, leases and products with Fresenius SE or its subsidiaries and with certain of the Company’s equity method investees as described in item a) below. The Company’s terms related to the receivables or payables for these services, leases and products are generally consistent with the normal terms of the Company’s ordinary course of business transactions with unrelated parties. Financing arrangements as described in item b) below have agreed upon terms which are determined at the time such financing transactions occur and reflect market rates at the time of the transaction. The relationship between the Company and its key management personnel who are considered to be related parties is described in item c) below. Our related party transactions are settled through Fresenius SE’s cash management system where appropriate.

a) Service Agreements, Lease Agreements and Products

The Company is party to service agreements with Fresenius SE and certain of its affiliates (collectively the “Fresenius SE Companies”) to receive services, including, but not limited to: administrative services, management information services, employee benefit administration, insurance, information technology services, tax services and treasury management services. The Company also provides central purchasing services to the Fresenius SE Companies. These related party agreements generally have a duration of 1-5 years and are renegotiated on an as needed basis when the agreement comes due. The Company provides administrative services to one of its equity method investees. In 2015, the Company also performed marketing and distribution services for certain of its equity method investees.

The Company is a party to real estate operating lease agreements with the Fresenius SE Companies, which mainly include leases for the Company’s corporate headquarters in Bad Homburg, Germany and production sites in Schweinfurt and St. Wendel, Germany. The leases were re-negotiated and revised upon expiration at the end of 2016. These new lease agreements began on January 1, 2017 and expire on December 31, 2026. Certain of the office lease contracts are commercially agreed but pending formal approval by the supervisory board of Fresenius SE. The Company expects formal approval of these contracts to be granted in the first quarter of 2017 with an effective date of January 1, 2017. Based upon an appraisal, the rents under the leases represent fair market value for such properties. As of December 31, 2016 and 2015, future minimum rental payments under non-cancelable operating leases with Fresenius SE were $18.022, including amounts pending formal approval above through September 2017, and $24.224 as well as $128.436 and $16.215 with other Fresenius SE affiliates, respectively. These minimum rental payments are included within the amounts disclosed in Note 17.

In addition to the above mentioned service and lease agreements, the Company sold products to the Fresenius SE Companies and made purchases from the Fresenius SE Companies and equity method investees. In addition, Fresenius Medical Care Holdings, Inc. (“FMCH”) purchases heparin supplied by Fresenius Kabi USA, Inc. (“Kabi USA”), through an independent group purchasing organization (“GPO”). Kabi USA is an indirect, wholly-owned subsidiary of Fresenius SE. The Company has no direct supply agreement with Kabi USA and does not submit purchase orders directly to Kabi USA. FMCH acquires heparin from Kabi USA, through the GPO contract, which was negotiated by the GPO at arm’s length on behalf of all members of the GPO.

The Company entered into an agreement with a Fresenius SE company for the manufacturing of plasma collection devices. The Company agreed to produce 3,500 units which can be further increased to a maximum of 4,550 units, over the length of the five year contract. On January 1, 2015, this manufacturing business was sold to Kabi USA for $9,327 for which a fairness opinion was obtained from a reputable global accounting firm. The disposal was accounted for as a transaction between parties under common control at the carrying amounts without the generation of profits.

In December 2010, the Company formed a renal pharmaceutical company with Galenica Ltd., named Vifor Fresenius Medical Care Renal Pharma Ltd. (“VFMCRP”), an equity method investee of which the Company owns 45%. The Company has entered into exclusive supply agreements to purchase certain pharmaceuticals from VFMCRP.

Below is a summary, including the Company’s receivables from and payables to the indicated parties resulting from the above described transactions with related parties.

Service Agreements, Lease Agreements and Products
	For the year endedDecember 31, 2016		For the year endedDecember 31, 2015		For the year endedDecember 31, 2014		December 31,2016		December 31,2015
	Sales of goods and services	Purchases of goods and services	Sales of goods and services	Purchases of goods and services	Sales of goods and services	Purchases of goods and services	Accounts Receivables	Accounts Payables	Accounts Receivables	Accounts Payables

Service Agreements (1)
Fresenius SE	431	22.381	254	20.262	380	21.788	139	54	422	3.185
Fresenius SE affiliates	3.068	82.003	8.162	75.900	7.956	72.256	867	3.011	2.104	4.079
Equity method investees	19.457	-	23.369	-	17.911	-	2.641	-	10.180	-
Total	$22.956	$104.384	$31.785	$96.162	$26.247	$94.044	$3.647	$3.065	$12.706	$7.264

Lease Agreements
Fresenius SE	-	10.488	-	9.621	-	10.554	-	-	-	-
Fresenius SE affiliates	-	15.183	-	14.660	-	17.389	-	-	-	-
Total	$-	$25.671	$-	$24.281	$-	$27.943	$-	$-	$-	$-

Products
Fresenius SE	2	-	5	-	1	-	-	-	-	-
Fresenius SE affiliates	25.846	48.028	25.920	37.166	63.917	44.754	8.378	5.046	8.774	3.768
Equity method investees	-	$410.927	$-	$275.340	$-	$27.584	$-	$58.322	$-	$8.253
Total	$25.848	$458.955	$25.925	$312.506	$63.918	$72.338	$8.378	$63.368	$8.774	$12.021

(1) In addition to the above shown Accounts Payables Accrued Expenses for Service Agreements with related parties amounted to $3,541, $596 and $314 at December 31, 2016, 2015 and 2014 respectively.

b) Financing

The Company receives short-term financing from and provides short-term financing to Fresenius SE. The Company also utilizes Fresenius SE’s cash management system for the settlement of certain intercompany receivables and payables with its subsidiaries and other related parties. As of December 31, 2016 and December 31, 2015, the Company had accounts receivables from Fresenius SE related to short-term financing in the amount of $208.589 and $131.252, respectively. As of December 31, 2016 and December 31, 2015, the Company had accounts payables to Fresenius SE related to short-term financing in the amount of $196.431 and $115.932, respectively. The interest rates for these cash management arrangements are set on a daily basis and are based on the then-prevailing overnight reference rate for the respective currencies.

On August 19, 2009, the Company borrowed €1.500 ($1.581 at December 31, 2016 and $1.633 at December 31, 2015) from the General Partner on an unsecured basis at 1,335%. The loan repayment has been extended periodically and is currently due August 22, 2017 with an interest rate of 1,054%. On November 28, 2013, the Company borrowed an additional €1.500 ($1.581 at December 31, 2016 and $1.633 at December 31, 2015) with an interest rate of 1,875% from the General Partner. This loan is due on November 24, 2017 with an interest rate of 1,021%.

The Company provided unsecured term loans to one of its equity method investees during 2015 and 2016 in the amount of CHF 78.416 ($79.618 based upon the average exchange rate for the twelve months ended December 31, 2016). These loans were repaid in full during the first half of 2016. The loans were entered into in order to fund the 2015 sale of European marketing rights for certain renal pharmaceuticals to the same equity method investee as well as to finance the investee’s payments for license and distribution agreements. These marketing rights were sold to this equity method investee in 2015 which resulted in a gain of approximately $11,137, after tax.

On June 12, 2014, the Company provided a one-year unsecured term loan to one of its equity method investees in the amount of $22,500 at an interest rate of 2.5366%. This loan was repaid in full on June 12, 2015.

At December 31, 2016 and December 31, 2015, a subsidiary of Fresenius SE held unsecured Senior Notes issued by the Company in the amount of €8.300 and €8.300 ($8.749 at December 31, 2016 and $9.036 at December 31, 2015), respectively. The Senior Notes were issued in 2011 and 2012, mature in 2021 and 2019, respectively, and each has a coupon rate of 5.25% with interest payable semiannually. For further information on these Senior Notes, see Note 9. “Long-Term Debt and Capital Lease Obligations – Senior Notes”.

On December 31, 2016 the Company provided a cash advance to Fresenius SE in the amount of €36.245 ($38.206 at December 31, 2016) on an unsecured basis at an interest rate of 0,771% which was repaid on January 2, 2017. On December 31, 2015 the Company borrowed from Fresenius SE in the amount of €14.500 ($15.786 at December 31, 2015) at an interest rate of 0,970%. For further information on these loan agreements, see Note 8. “Short-Term Debt and Short-Term Debt from Related Parties – Short-Term Debt from Related Parties.”

c) Key Management Personnel

Due to the legal form of a German partnership limited by shares, the General Partner holds a key management position within the Company. In addition, as key management personnel, members of the Management Board and the Supervisory Board, as well as their close relatives, are considered related parties.

The Company’s Articles of Association provide that the General Partner shall be reimbursed for any and all expenses in connection with management of the Company’s business, including remuneration of the members of the General Partner’s supervisory board and the members of the Management Board. The aggregate amount reimbursed to the General Partner was $22.663, $16.940 and $25.511, respectively, for its management services during 2016, 2015 and 2014 and included an annual fee of $133, $133 and $159, respectively, as compensation for assuming liability as general partner. The annual fee is set at 4% of the amount of the General Partner’s share capital (€3,000 as of December 31, 2016). As of December 31, 2016 and December 31, 2015, the Company had accounts receivable from the General Partner in the amount of $183 and $486, respectively. As of December 31, 2016 and December 31, 2015, the Company had accounts payable to the General Partner in the amount of $15.491 and $17.806, respectively.

The Chairman of the Company’s Supervisory Board is also the Chairman of the supervisory board of Fresenius SE and of the general partner of Fresenius SE. He is also a member of the supervisory board of the Company’s General Partner.

The Vice Chairman of the Company's Supervisory Board is a member of the supervisory board of the general partner of Fresenius SE and Vice Chairman of the supervisory board of the Company’s General Partner. He is also Chairman of the Advisory Board of a charitable foundation that is the sole shareholder of the general partner of Fresenius SE. He is also a partner in a law firm which provided services to the Company and certain of its subsidiaries. The Company incurred expenses in the amount of $1.392, $958, and $1.957 for these services during 2016, 2015 and 2014, respectively. Four of the six members of the Company’s Supervisory Board, including the Chairman and Vice Chairman, are also members of the supervisory board of the Company’s General Partner.

The Chairman of the supervisory board of the Company’s General Partner is also the Chairman of the management board of the general partner of Fresenius SE, and the Chairman and Chief Executive Officer of the Management Board of the Company’s General Partner is a member of the Management Board of the general partner of Fresenius SE.